FINANCIAL INSTRUMENTS - Currency Exchange Rate Derivative Contracts (Details) - Exchange rate risk $ in Millions	Dec. 31, 2019 CAD ($) $ / shares
Canadian dollar option contracts | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | $	$ 186
Canadian dollar option contracts | 2021 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30
Canadian dollar option contracts | 2021 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.36
Canadian dollar option contracts, call option one | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30
Canadian dollar option contracts, put option one | 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.36